Shares repurchase (Details)	0 Months Ended	12 Months Ended
	Jun. 08, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Share repurchase
Amount of share repurchase program approved, which authorizes the entity to repurchase its outstanding ADSs	$ 100,000,000
Shares repurchased		2,469,700	2,469,700
Cost of shares repurchased		$ 2,411,000	15,276,000